Commitments and Contingencies (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum operating lease payments recognised as expense	$ 201,000	$ 181,000	$ 211,000
Expense arising from exploration for and evaluation of mineral resources	5,893,000	8,723,000	$ 2,428,000
Subscription Agreements [Member]
Aggregate expense agreed to incur from exploration and evaluation of mineral resources		4,005,200
Expense arising from exploration activities disallowed by tax authority		$ 1,138,896
Equivalent percentage of disallowance of expenditure		28.00%
Estimated indemnity liability	$ 700,000
Expense arising from exploration for and evaluation of mineral resources		$ 5,605,681